Debt Instruments - Summary (Details) - EUR (€) € in Millions	3 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Debt Instruments
Financial assets held for trading	€ 108,230	€ 116,953	€ 114,945
Non-trading financial assets mandatorily at fair value through profit or loss	4,911	5,536	4,486
Financial assets designated at fair value through profit or loss	62,069	15,957	48,717
Financial assets designated at fair value through other comprehensive income	125,708	108,038	120,953
Financial assets at amortised cost	995,482	1,037,898	958,378
Total financial assets	184,596	163,853	176,554
Debt instruments
Debt Instruments
Financial assets held for trading	32,041	26,750	37,894
Non-trading financial assets mandatorily at fair value through profit or loss	1,175	957	700
Financial assets designated at fair value through profit or loss	3,186	2,516	2,979
Financial assets designated at fair value through other comprehensive income	118,405	97,922	108,903
Financial assets at amortised cost	29,789	35,708	26,078
Total financial assets	184,596	163,853	176,554
Debt instruments | Under IAS 39 before adjustment for classification and measurement
Debt Instruments
Financial assets reclassified from amortised cost to fair value through other comprehensive income	6,359
Gross carrying amount | Stage 1 | Financial instruments not credit-impaired
Debt Instruments
Total financial assets	147,575	133,437	134,792
Gross carrying amount | Stage 2 and 3 | Financial instruments not credit-impaired
Debt Instruments
Total financial assets	446	128	72
Gross carrying amount | Stage 2 and 3 | Financial instruments credit-impaired
Debt Instruments
Total financial assets	647	280	401
Gross carrying amount | Debt instruments
Debt Instruments
Total financial assets	185,070	164,068	176,838
Gross carrying amount | Debt instruments | Financial instruments credit-impaired
Debt Instruments
Total financial assets	647	280	401
Gross carrying amount | Debt instruments | Euro
Debt Instruments
Total financial assets	70,357	45,197	58,850
Gross carrying amount | Debt instruments | Pound sterling
Debt Instruments
Total financial assets	15,713	6,304	7,372
Gross carrying amount | Debt instruments | US dollar
Debt Instruments
Total financial assets	29,846	34,229	29,009
Gross carrying amount | Debt instruments | Brazilian real
Debt Instruments
Total financial assets	38,316	35,907	35,139
Gross carrying amount | Debt instruments | Other currencies
Debt Instruments
Total financial assets	30,838	42,431	46,468
Gross carrying amount | Spanish government debt securities
Debt Instruments
Total financial assets	42,054	20,638	30,397
Gross carrying amount | Foreign government debt securities
Debt Instruments
Total financial assets	107,434	102,976	110,570
Gross carrying amount | Issued by financial institutions
Debt Instruments
Total financial assets	9,670	12,324	10,133
Gross carrying amount | Other fixed-income securities
Debt Instruments
Total financial assets	25,265	27,850	25,337
Accumulated impairment
Debt Instruments
Total financial assets	(474)	(215)	(284)
Accumulated impairment | Debt instruments
Debt Instruments
Total financial assets	(474)	(215)	(284)	€ (635)
Accumulated impairment | Debt instruments | Stage 1 | Financial instruments not credit-impaired
Debt Instruments
Total financial assets	(22)	(26)	(25)
Accumulated impairment | Debt instruments | Stage 2 and 3 | Financial instruments not credit-impaired
Debt Instruments
Total financial assets	(6)	(8)	(2)
Accumulated impairment | Debt instruments | Stage 2 and 3 | Financial instruments credit-impaired
Debt Instruments
Total financial assets	€ (446)	€ (181)	€ (257)